Lease liabilities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureLeaseliabilitiesLineItems [Line Items]
Variable lease expense	$ 898	$ 785
Variable lease to fixed payments percentage	15.00%	13.00%
Short term	$ 110	$ 118
Assets not yet available for use	17,052	15,869
Construction in progress [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Assets not yet available for use	$ 79,557	$ 67,408